UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                      The Acadian Emerging Market Portfolio
                                 P.O. Box 219009
                              Kansas City, MO 64121
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-AAM-6161

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 88.1%
--------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                     ------          -----
ARGENTINA -- 1.0%
    Grupo Financiero Galicia ADR*                                    169,500  $     876,315
    Tenaris ADR*                                                      87,474      3,110,575
                                                                              --------------
                                                                                  3,986,890
                                                                              --------------
BRAZIL -- 0.2%
    Brasil Telecom Participacoes*                                        794              6
    Cia de Bebidas das Americas*                                         860            326
    Cia de Saneamento Basico do Estado de Sao Paulo*              13,190,138        608,127
    Embratel Participacoes*                                              794              4
    Seara Alimentos*                                                     911              2
    Sociedad de Participacoes Cime* (a)                              131,000             --
    Tele Celular Sul Participacoes*                                      794              1
    Tele Centro Oeste Celular Participacoes*                             794              3
    Tele Nordeste Celular Participacoes*                                 794              1
    Tele Norte Celular Participacoes*                                    794             --
    Tele Norte Leste Participacoes*                                      794             10
    Telecomunicacoes de Sao Paulo*                                       794             10
    Telefonica Data Brasil Holding*                                      794             --
    Telemig Celular Participacoes*                                       794              2
    Telesp Celular Participacoes*                                        794              1
                                                                              --------------
                                                                                    608,493
                                                                              --------------
CHILE -- 0.6%
    Enersis*                                                         434,300      2,584,085
                                                                              --------------
CHINA -- 9.8%
    Bengang Steel Plates Cl H                                      2,995,560      1,129,110
    China Petroleum & Chemical Cl H                               16,135,000      6,309,280
    China Telecom Cl H                                            39,258,100     13,086,201
    China Yuchai International Cl H*                                 124,400      2,139,680
    Chongqing Changan Automobile Cl B                              1,715,520      1,071,114
    Chongqing Iron & Steel Cl H                                      660,760        258,377
    PetroChina Cl H                                               32,777,528     16,283,917
                                                                              --------------
                                                                                 40,277,679
                                                                              --------------
COLOMBIA -- 0.5%
    Almacenes Exito*                                                  44,028         68,812
    Banco de Bogota*                                                 438,219      2,047,988
                                                                              --------------
                                                                                  2,116,800
                                                                              --------------
CZECH REPUBLIC -- 1.5%
    CEZ*                                                             430,356      3,240,585
    Komercni Banka*                                                   27,516      2,813,899
                                                                              --------------
                                                                                  6,054,484
                                                                              --------------
EGYPT -- 0.5%
    Alexandria National Iron & Steel*                                  7,000        138,871
    Commercial International Bank                                    221,898        894,750
    Egyptian American Bank EAB                                         9,300         92,325
    MobiNil-Egyptian Mobile Services                                  55,100        794,062
                                                                              --------------
                                                                                  1,920,008
                                                                              --------------
INDONESIA -- 4.7%
    Astra International*                                          11,322,000      6,876,461
    Bank Central Asia*                                            21,298,000      4,370,075
    Bank Mandiri Persero*                                         47,491,500      6,496,430



                                       1


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                     ------          -----
INDONESIA -- (CONTINUED)
    Bank Rakyat Indonesia*                                         1,686,500  $     318,364
    Telekomunikasi Indonesia*                                      1,643,500      1,393,864
                                                                              --------------
                                                                                 19,455,194
                                                                              --------------
MALAYSIA -- 4.7%
    British American Tobacco Malaysia                                197,400      2,649,664
    Commerce Asset Holdings*                                       1,925,000      2,371,102
    Genting                                                          135,000        532,965
    IOI*                                                             934,000      1,954,284
    IOI Oleochemical Industries                                          250            619
    IOI Properties*                                                      500            987
    Kulim Malaysia                                                   220,000        132,017
    Malaysia International Shipping*                                 314,500      1,001,566
    Malaysian Plantations*                                         2,572,500      1,631,721
    Maxis Communications                                           1,859,000      4,305,619
    Proton Holdings*                                                 295,000        621,134
    RHB Capital                                                      398,000        205,311
    Saship Holdings* (a)                                             481,000             --
    Tanjong*                                                         204,000        697,987
    Telekom Malaysia                                                 939,700      2,547,417
    YTL                                                              604,100        696,396
                                                                              --------------
                                                                                 19,348,789
                                                                              --------------
MEXICO -- 3.9%
    Alfa, Ser A*                                                     677,409      2,243,784
    Altos Hornos de Mexico* (a)                                      178,000             --
    America Telecom*                                               1,302,000      2,573,880
    Cemex*                                                         1,017,700      5,751,985
    Grupo Celanese* (a)                                               99,000             --
    Grupo Financiero Banorte*                                      1,097,364      4,037,707
    Grupo Mexico*                                                    198,602        665,661
    Hylsamex*                                                        345,459        503,719
    Vitro, Ser A*                                                    280,400        257,991
                                                                              --------------
                                                                                 16,034,727
                                                                              --------------
PHILIPPINES -- 3.2%
    Ayala Land*                                                    8,826,271        883,574
    Bank of the Philippine Islands*                                  212,136        159,273
    Globe Telecom*                                                    33,325        509,347
    International Container Term Services                          2,321,700        136,961
    Philippine Long Distance Telephone*                              483,020     10,793,261
    SM Prime Holdings*                                             4,561,605        489,267
                                                                              --------------
                                                                                 12,971,683
                                                                              --------------
POLAND -- 4.0%
    KGHM Polska Miedz*                                               227,900      1,801,854
    Polski Koncern Naftowy Orlen*                                  1,771,500     14,542,892
                                                                              --------------
                                                                                 16,344,746
                                                                              --------------
RUSSIA -- 8.3%
    LUKOIL ADR*                                                      127,670     13,916,030
    MMC Norilsk Nickel ADR*                                          114,976      5,886,771
    OAO Gazprom ADR*                                                 463,420     13,670,890
    Tatneft ADR*                                                      13,500        294,300



                                       2


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                     ------          -----
RUSSIA -- (CONTINUED)
    Unified Energy System*                                            16,000  $     390,400
                                                                              --------------
                                                                                 34,158,391
                                                                              --------------
SOUTH AFRICA -- 9.4%
    ABSA Group                                                       704,800      5,772,824
    Edgars Consolidated Stores                                        77,850      1,990,231
    Iscor                                                          1,388,641      8,418,571
    MTN Group*                                                     1,257,013      5,423,113
    Telkom                                                         1,058,738     13,626,682
    Tiger Brands                                                     250,400      3,534,057
                                                                              --------------
                                                                                 38,765,478
                                                                              --------------
SOUTH KOREA -- 17.2%
    Asia Cement                                                        6,600        150,979
    Daewoo Engineering & Construction                                668,820      2,086,833
    Daewoo International*                                             72,000        359,691
    DC Chemical                                                       16,680        226,934
    Dongbu Insurance                                                 974,750      3,756,762
    Dongkuk Steel Mill                                                     8             69
    Doosan*                                                           20,280        135,954
    Honam Petrochemical                                               26,740        961,722
    Hynix Semiconductor*                                             791,070      6,111,270
    Hyundai Department Store H&S                                     172,350      1,790,073
    Hyundai Development                                               53,290        487,157
    INI Steel                                                        663,050      5,748,330
    Kia Motors                                                       817,250      6,383,670
    Korea Computer Holdings                                          190,000        205,494
    Korea Kumho Petrochemical                                        135,620        875,418
    Kyeryong Construction Industrial                                  38,000        316,721
    LG Insurance                                                     180,790        682,036
    POSCO                                                            123,220     16,870,034
    Samsung Electronics                                               49,965     17,884,468
    Samsung SDI                                                        4,600        432,361
    Ssangyong Motor*                                                 650,730      3,759,153
    Youngone                                                         629,460      1,323,757
                                                                              --------------
                                                                                 70,548,886
                                                                              --------------
SRI LANKA -- 0.0%
    Blue Diamond Jewellery World*                                         90              4
    DFCC Bank*                                                            78            176
                                                                              --------------
                                                                                        180
                                                                              --------------
TAIWAN -- 9.6%
    Acer                                                                 305            391
    Advanced Semiconductor Engineering*                                  524            358
    Benq                                                           4,728,900      5,099,521
    China Motor                                                          200            225
    China Steel                                                    7,928,416      6,844,507
    Chung Hsin Electric & Machinery Manufacturing                    666,000        218,795
    Chunghwa Picture Tubes*                                        3,074,000      1,367,631
    Compeq Manufacturing*                                          1,261,000        408,692
    Delta Electronics                                                952,700      1,176,138
    Elitegroup Computer Systems                                    1,716,000        662,334
    Far Eastern Department Stores                                        600            274
    Far Eastern Textile                                           11,792,510      6,288,875



                                       3


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                     ------          -----
TAIWAN -- (CONTINUED)
    Far EasTone Telecommunications                                 4,648,000  $   4,601,438
    Feng Hsin Iron & Steel                                               500            504
    Fuhwa Financial Holdings                                             639            249
    Gigabyte Technology                                                  400            513
    HON HAI Precision Industry                                           200            722
    Inventec                                                       5,718,999      2,864,555
    Kinpo Electronics                                              1,285,200        518,776
    Lite-On Technology                                                   767            741
    Mega Financial Holding                                               880            550
    Mercuries & Associates                                               703            216
    Mitac International                                            6,916,904      2,618,804
    Orient Semiconductor Electronics*                                     69              5
    Shin Kong Financial Holdings                                   3,525,674      2,254,188
    Stark Technology                                               1,591,000        750,029
    Tsann Kuen Enterprise                                            688,000        697,325
    Winbond Electronics*                                           6,947,000      2,865,586
    Wistron                                                          666,000        300,230
                                                                              --------------
                                                                                 39,542,172
                                                                              --------------
THAILAND -- 0.3%
    Thai Airways International*                                      316,800        402,907
    Total Access Communication*                                      319,000        880,440
                                                                              --------------
                                                                                  1,283,347
                                                                              --------------
TURKEY -- 8.3%
    Akbank TAS*                                                1,713,710,500      7,077,098
    Eregli Demir ve Celik Fabrikalari                          1,065,442,000      3,309,052
    TAT Konserve*                                                          4             --
    Tupras Turkiye Petrol Rafine*                                384,417,000      2,807,687
    Turk Sise VE CAM Fabrikalari                               3,949,018,061      8,356,284
    Turkiye IS Bankasi                                         1,568,372,640      6,048,673
    Vestel Elektronik Sanayi*                                    368,937,000      1,227,691
    Yapi VE Kredi Bankasi*                                     1,956,518,000      5,241,866
                                                                              --------------
                                                                                 34,068,351
                                                                              --------------
VENEZUELA -- 0.4%
    Banco Venezolano de Credito                                       56,198         92,165
    Cemex Venezuela Saca*                                            208,000         23,799
    Cia Anonima Nacional Telefonos de Venezuela*                     104,532        298,215
    Cia Anonima Nacional Telefonos de Venezuela, ADR*                 54,000      1,078,380
    Mercantil Servicios Financieros*                                 119,871        116,582
    Siderurgica Venezolana Sivensa*                                       78              1
                                                                              --------------
                                                                                  1,609,142
                                                                              --------------
    TOTAL FOREIGN COMMON STOCK
        (Cost $356,819,024)                                                     361,679,525
                                                                              --------------
--------------------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 10.1%
--------------------------------------------------------------------------------------------
BRAZIL -- 10.1%
    Acesita*                                                   1,000,000,000        991,110
    Banco Bradesco*                                                  101,170      4,673,741
    Banco Itau Holding Financeira*                                83,800,000      7,780,956
    Brasil Telecom*                                                    1,665              6
    Brasil Telecom Participacoes                                          60             --



                                       4


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                     ------          -----
BRAZIL -- (CONTINUED)
    Centrais Eletricas Brasileiras                               197,390,000  $   2,690,796
    Cia Brasileira de Distribuicao Grupo Pao de Acucar                   921             18
    Cia de Transmissao de Energia Eletrica Paulista*             134,658,476        583,062
    Cia Energetica de Minas Gerais*                              100,000,000      1,833,388
    Cia Siderurgica de Tubarao                                   100,095,719      3,658,751
    Elektro Eletricidade e Servicos*                                     638              2
    Embratel Participacoes*                                     3,092,701,060     8,116,176
    Gerdau Metalurgica*                                              239,106      4,121,567
    Investimentos Itau                                             1,252,000      1,422,259
    Lojas Americanas                                                     327              3
    Sadia*                                                           476,000        686,493
    Sao Carlos Empreendimentos e Participacoes                           327              1
    Tele Celular Sul Participacoes                                        60             --
    Tele Centro Oeste Celular Participacoes                      488,623,065      1,464,100
    Tele Nordeste Celular Participacoes                                   60             --
    Tele Norte Celular Participacoes*                                     60             --
    Tele Norte Leste Participacoes                                       159              2
    Telecomunicacoes de Sao Paulo                                         60              1
    Telefonica Data Brasil Holding*                                       60             --
    Telemig Celular Participacoes                                         60             --
    Telesp Celular Participacoes*                                        502              1
    Tractebel Energia                                                  1,020              2
    Usinas Siderurgicas de Minas Gerais*                             244,700      3,476,722
    Vale do Rio Doce* (a)                                             19,960             --
                                                                              --------------
                                                                                 41,499,157
                                                                              --------------
SOUTH KOREA -- 0.0%
    LG Electronics                                                     7,400        179,442
                                                                              --------------
    TOTAL FOREIGN PREFERRED STOCK
        (Cost $37,314,956)                                                       41,678,599
                                                                              --------------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%
--------------------------------------------------------------------------------------------
    Union Bank of California Money Market Fund                     4,374,819      4,374,819
                                                                              --------------
    TOTAL SHORT-TERM INVESTMENT
        (Cost $4,374,819)                                                         4,374,819
                                                                              --------------
    TOTAL INVESTMENTS -- 99.3%
        (Cost $398,508,799)                                                     407,732,943
                                                                              ==============

    PERCENTAGES BASED ON NET ASSETS OF $410,434,016.

       *  NON-INCOME PRODUCING SECURITY
     ADR  AMERICAN DEPOSITARY RECEIPT
      CL  CLASS
     SER  SERIES
     (A)  SECURITY IS FAIR VALUED BY THE BOARD OF TRUSTEES.
          AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 At July 31, 2004, the tax basis cost of the Portfolio's investments was $398,512,924, and the unrealized appreciation and depreciation were $36,501,463 and ($27,281,443), respectively.

 For information regarding the Portfolio's policy regarding valuation of investments and other accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



                                       5


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JULY 31, 2004
--------------------------------------------------------------------------------------------

 At July 31, 2004, sector diversification of the Portfolio was as follows:


                                                                    % of
    SECTOR DIVERSIFICATION                                       NET ASSETS         VALUE
    ----------------------                                       ----------         -----

 FOREIGN COMMON STOCK

 Petroleum & Fuel Products                                          16.5%     $  67,824,996
 Telephones & Telecommunications                                    15.1         62,169,948
 Banks                                                              10.7         44,002,869
 Steel & Steel Works                                                10.5         42,883,797
 Electronic Components & Equipment                                   5.8         23,891,565
 Consumer Products                                                   3.6         14,645,159
 Automotive                                                          3.4         14,030,254
 Metals                                                              2.9         11,802,209
 Retail                                                              2.8         11,423,396
 Computers & Services                                                2.7         10,884,964
 Semi Conductors                                                     2.4          9,904,687
 Building & Construction                                             2.2          9,197,149
 Insurance                                                           1.6          6,692,986
 Financial Services                                                  1.6          6,662,574
 Food, Beverage & Tobacco                                            1.5          6,184,049
 Electrical Services                                                 1.4          5,824,670
 Diversified Operations                                              0.8          3,206,366
 Agriculture                                                         0.5          2,086,301
 Real Estate                                                         0.3          1,373,828
 Apparel/Textiles                                                    0.3          1,323,757
 Chemicals                                                           0.3          1,188,656
 Transportation Services                                             0.2          1,001,566
 Rubber & Plastic                                                    0.2            875,418
 Commercial Services                                                 0.2            697,987
 Utilities                                                           0.2            608,127
 Entertainment                                                       0.1            532,965
 Aircraft                                                            0.1            402,907
 Machinery                                                           0.1            218,795
 Wholesale                                                           0.1            136,961
 Manufacturing                                                        --                619
                                                                 ---------      -------------
 TOTAL FOREIGN COMMON STOCK                                         88.1        361,679,525
 FOREIGN PREFERRED STOCK                                            10.1         41,678,599
 SHORT-TERM INVESTMENT                                               1.1          4,374,819
                                                                 ---------      -------------
 TOTAL INVESTMENTS                                                  99.3        407,732,943
 OTHER ASSETS & LIABILITIES                                          0.7          2,701,073
                                                                 ---------      -------------
 NET ASSETS                                                        100.0%     $ 410,434,016
                                                                 ---------      -------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President


Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.